Consolidated statements of operations - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Interest and dividend income	SFr 8,638	SFr 4,685
Interest expense	(6,839)	(2,000)
Net interest income	1,799	2,685
Commissions and fees	3,058	4,806
Trading revenues	(2,146)	(46)
Other revenues	14,391	685
Net revenues	17,102	8,130
Provision for credit losses	217	(47)
Compensation and benefits	4,013	4,241
General and administrative expenses	6,777	4,995
Commission expenses	419	552
Goodwill impairment	2,346	23
Restructuring expenses	391	120
Total other operating expenses	9,933	5,690
Total operating expenses	13,946	9,931
Income/(loss) before taxes	2,939	(1,754)
Income tax expense/(benefit)	765	221
Net income/(loss)	2,174	(1,975)
Net income/(loss) attributable to noncontrolling interests	(40)	(1)
Net income/(loss) attributable to shareholders	SFr 2,214	SFr (1,974)